Note 4 - Other Non-current Assets (Details Textual) - USD ($) $ in Thousands			6 Months Ended			12 Months Ended	72 Months Ended
	Jan. 01, 2020	Jul. 16, 2014	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2014	Dec. 31, 2016	Jun. 30, 2020	Dec. 31, 2019
Write-off Deriving from Fair Value Measurement					$ 2,888
Amortization of Debt Discount (Premium)			$ (453)	$ (413)
Equity Securities without Readily Determinable Fair Value, Amount			3,802				$ 3,802	$ 3,802
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate		3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate		5.00%
Investment Stated Interest Rate, Payable Quarterly		3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual		2.00%
Equity Securities [Member]
Held-to-Maturity Securities, Equity Interest Acquired		1.20%
Equity Securities, FV-NI		$ 7,802
Other than Temporary Impairment Losses, Investments, Total			0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total						$ 4,000
Proceeds from Dividends Received							0
Debt Securities [Member]
Debt Securities, Held-to-maturity, Total		8,229
Debt Securities, Held-to-maturity, Fair Value, Total			6,499				$ 6,499	$ 6,723
Amortization of Debt Discount (Premium)			$ 453	$ 413
Other than Temporary Impairment Losses, Investments, Total	$ 543
Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total		1,452				1,406
Debt Securities, Held-to-maturity, Fair Value, Total		676
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities						$ 46
Debt Securities [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total		6,777
Debt Securities, Held-to-maturity, Fair Value, Total		$ 3,567